Taxation - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Net loss per ordinary share effect-basic	¥ (0.04)	¥ (0.03)	¥ (0.21)
Net loss per ordinary share effect-diluted	¥ (0.04)	¥ (0.03)	¥ (0.21)